Business segment information	12 Months Ended
Mar. 31, 2017
Business segment information

32. Business segment information

The MHFG Group has introduced an in-house company system based on its diverse customer segments as of April 2016. The aim of this system is to leverage the Group’s strengths and competitive advantage, which is the seamless integration of the Group’s banking, trust and securities functions under a holding company structure, to speedily provide high-quality financial services that closely match customer needs.

Specifically, the company system is classified into the following five in-house companies, each based on a customer segment: the Retail & Business Banking Company, the Corporate & Institutional Company, the Global Corporate Company, the Global Markets Company, and the Asset Management Company. These customer segments are regarded as operating segments.

In line with the aforementioned system, the reportable segments have been changed from those based on the relevant principal consolidated subsidiaries to the five in-house companies. The services that each in-house company is in charge of are as follows.

Retail & Business Banking Company

This company provides financial services for individual customers, small and medium-sized enterprises and middle market firms in Japan.

Corporate & Institutional Company

This company provides financial services for large corporations, financial institutions and public corporations in Japan.

Global Corporate Company

This company provides financial services for Japanese overseas affiliated corporate customers and non-Japanese corporate customers, etc.

Global Markets Company

This company invests in financial products with market risk, such as interest rate risk, equity risk, and credit risk.

Asset Management Company

This company develops financial products and provides financial services that match the asset management needs of its wide range of customers from individuals to institutional investors.

The reportable segment information, set forth below, is derived from the internal management reporting systems used by management to measure the performance of the Group’s operating segments. Management measures the performance of each of the operating segments in accordance with internal managerial accounting rules and practices. In addition, the format and information are presented primarily on the basis of Japanese GAAP. Therefore, they are not consistent with the consolidated financial statements prepared in accordance with U.S. GAAP. A reconciliation is provided for the total amount of each business segment’s net business profits with income before income tax expense under U.S. GAAP.

Management does not use information on business segment’s assets to allocate resources and assess performance and has not prepared information on the segment’s assets. Accordingly, information on the segment’s assets is not available.

	MHFG (Consolidated)
2016 (1)	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (3)	Total
	(in billions of yen)
Gross profits	676.4	434.9	403.8	577.7	52.1	76.7	2,221.6
General and administrative expenses	661.2	183.2	232.7	178.9	30.1	58.9	1,345.0
Others	—	—	—	—	—	(23.7)	(23.7)

Net business profits (losses) (2)	15.2	251.7	171.1	398.8	22.0	(5.9)	852.9

	MHFG (Consolidated)
2017	Retail & Business Banking Company	Corporate & Institutional Company	Global Corporate Company	Global Markets Company	Asset Management Company	Others (3)	Total
	(in billions of yen)
Gross profits	646.1	445.1	386.5	539.4	49.6	26.0	2,092.7
General and administrative expenses	678.3	186.7	237.8	200.9	29.3	87.5	1,420.5
Others	—	—	—	—	—	(8.8)	(8.8)

Net business profits (losses) (2)	(32.2)	258.4	148.7	338.5	20.3	(70.3)	663.4

Notes:

(1)	Following the introduction of an in-house company system based on customer segments in April 2016, segment information for the fiscal year ended March 31, 2016 was restated to reflect the relevant changes as transaction data on a customer segment basis had been maintained. Due to such data not being available, it is impracticable to restate segment information for the fiscal year ended March 31, 2015.
(2)	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
(3)	“Others” includes items which should be eliminated as internal transactions between each segment on a consolidated basis.

Before the introduction of the in-house company system, business segment information was disclosed based on the relevant principal consolidated subsidiaries such as MHBK, MHTB, and MHSC. Segment information based on the relevant principal consolidated subsidiaries for the fiscal years ended March 31, 2015, 2016 and 2017 is as follows:

2015(1)(2)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	1,087.3	934.9	213.4	77.6	179.5	99.6	33.3	147.1	184.4	152.4	39.4	1.8	0.9	1,129.4
Net noninterest income	598.4	560.6	48.7	53.7	128.0	79.8	27.4	164.9	58.1	37.8	122.6	335.8	61.5	1,118.3

Total	1,685.7	1,495.5	262.1	131.3	307.5	179.4	60.7	312.0	242.5	190.2	162.0	337.6	62.4	2,247.7
General and administrative expenses	904.7	833.7	233.5	118.4	94.4	76.5	30.3	92.6	188.0	71.0	94.5	268.0	54.0	1,321.2
Others	(43.2)	—	—	—	—	—	—	—	—	(43.2)	(3.7)	—	(2.7)	(49.6)

Net business profits (3)	737.8	661.8	28.6	12.9	213.1	102.9	30.4	219.4	54.5	76.0	63.8	69.6	5.7	876.9

2016(2)	MHBK (Consolidated)										MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)								Others
	Total	Total	Personal Banking (a)	Retail Banking (b)	Corporate Banking (Large Corporations) (c)	Corporate Banking (d)	Financial Institutions & Public Sector Business (e)	Inter- national Banking (f)	Trading and others (g)	(h)	(i)	(j)	(k)	Total
(in billions of yen)
Gross profits:
Net interest income	959.4	830.1	214.8	75.7	173.0	97.5	32.5	175.5	61.1	129.3	36.1	5.4	2.8	1,003.7
Net noninterest income	675.3	633.7	45.0	53.1	143.7	77.5	31.8	185.1	97.5	41.6	130.7	343.8	68.1	1,217.9

Total	1,634.7	1,463.8	259.8	128.8	316.7	175.0	64.3	360.6	158.6	170.9	166.8	349.2	70.9	2,221.6
General and administrative expenses	903.3	833.3	234.4	118.6	91.9	75.2	29.8	122.1	161.3	70.0	99.1	279.3	63.3	1,345.0
Others	(22.1)	—	—	—	—	—	—	—	—	(22.1)	(4.2)	—	2.5	(23.8)

Net business profits (losses) (3)	709.3	630.5	25.4	10.2	224.8	99.8	34.5	238.5	(2.7)	78.8	63.5	69.9	10.1	852.8

2017(2)(4)	MHBK (Consolidated)			MHTB (Consolidated)	MHSC (Consolidated)	Others	MHFG (Consolidated)
		MHBK (Non-consolidated)	Others
	Total	(a)-(g) Total	(h)	(i)	(j)	(k)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	836.5	719.8	116.7	30.2	(1.5)	2.6	867.8
Net noninterest income	686.7	600.6	86.1	121.8	333.1	83.3	1,224.9

Total	1,523.2	1,320.4	202.8	152.0	331.6	85.9	2,092.7
General and administrative expenses	982.7	866.6	116.1	101.6	257.5	78.7	1,420.5
Others	(8.7)	—	(8.7)	(5.2)	0.1	5.0	(8.8)

Net business profits (3)	531.8	453.8	78.0	45.2	74.2	12.2	663.4

Notes:

(1)	Beginning on April 1, 2015, new allocation methods have been applied to the calculation of “Gross profits” and “General and administrative expenses” for reportable segments of MHBK. Figures for the fiscal year ended March 31, 2015 have been restated for the new allocation methods.
(2)	“Others (h)” and “Others (k)” include the elimination of transactions between consolidated subsidiaries.
(3)	Net business profits is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (or the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income) less general and administrative expenses. Measurement of net business profits is required for regulatory reporting to the Financial Services Agency.
(4)	Segment information based on the relevant principal consolidated subsidiaries for the fiscal year ended March 31, 2017 is presented for comparability purposes. Due to system limitations, it is impracticable to present the details of MHBK (Non-consolidated).

Reconciliation

As explained above, the measurement bases of the internal management reporting systems and the income and expenses items included are different from the accompanying consolidated statements of income. Therefore, it is impracticable to present reconciliations of all the business segment’s information, other than net business profits, to the corresponding items in the accompanying consolidated statements of income. A reconciliation of total net business profits under the internal management reporting systems for the fiscal years ended March 31, 2015, 2016 and 2017 presented above to income before income tax expense shown on the consolidated statements of income is as follows:

	2015	2016	2017
	(in billions of yen)
Net business profits	876.9	852.8	663.4

U.S. GAAP adjustments	230.8	201.3	(387.8)
(Provision) credit for loan losses	60.2	(34.6)	(37.7)
Net gains (losses) related to equity investments	160.1	188.4	259.6
Non-recurring personnel expense	(8.0)	(3.9)	(8.8)
Gains on disposal of premises and equipment	2.8	10.2	5.6
(Provision) credit for losses on off-balance-sheet instruments	2.8	16.4	(19.5)
Others—net	(57.9)	(34.0)	5.6

Income before income tax expense	1,267.7	1,196.6	480.4